                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    6/30/06
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     5/11/06
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:     $311,123
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

            Form 13F Information Table - Birinyi Associates 6/30/06

               Column 1                 Column 2    Column 3  Column 4          Column 5          Column 6        Column 8
------------------------------------ -------------- --------- -------- ------------------------- ---------- -------------------
                                                                                                              Voting authority
               Name of                                          Value  Shrs or                   Investment -------------------
                Issuer               Title of class   CUSIP   (x $1000 prn amt  SH/PRN  Put/Call discretion   Sole  Shared None
------------------------------------ -------------- --------- -------- ------- -------- -------- ---------- ------- ------ ----
3M Co                                 COMMON STOCK  88579Y101  $ 1,209  14,970                       SOLE    14,970
Aetna Inc                             COMMON STOCK  00817Y108  $   439  11,000                       SOLE    11,000
Allegheny Technologies Inc            COMMON STOCK  01741R102  $   350   5,050                       SOLE     5,050
AllianceBernstein Holding LP          PARTNERSHIP   01881G106  $   917  15,000                       SOLE    15,000
Altria Group Inc                      COMMON STOCK  02209S103  $ 4,156  56,600                       SOLE    56,600
Amazon.Com Inc                        COMMON STOCK  023135106  $   213   5,500                       SOLE     5,500
American Express Co                   COMMON STOCK  025816109  $ 2,345  44,070                       SOLE    44,070
American International Group Inc      COMMON STOCK  026874107  $ 1,550  26,250                       SOLE    26,250
American Standard Cos Inc             COMMON STOCK  029712106  $   216   5,000                       SOLE     5,000
Ameriprise Financial Inc              COMMON STOCK  03076C106  $   233   5,210                       SOLE     5,210
Amgen Inc                             COMMON STOCK  031162100  $   497   7,622                       SOLE     7,622
Apple Computer Inc                    COMMON STOCK  037833100  $ 3,090  53,950                       SOLE    53,950
AT&T Inc                              COMMON STOCK  00206R102  $   523  18,750                       SOLE    18,750
Bank of America Corp                  COMMON STOCK  060505104  $ 1,562  32,478                       SOLE    32,478
Bear Stearns Cos Inc/The              COMMON STOCK  073902108  $ 1,786  12,750                       SOLE    12,750
Berkshire Hathaway Inc                COMMON STOCK  084670108  $ 2,566      28                       SOLE        28
Best Buy Co Inc                       COMMON STOCK  086516101  $   500   9,125                       SOLE     9,125
BlackRock Inc/New York                COMMON STOCK  09247X101  $   731   5,250                       SOLE     5,250
Boeing Co                             COMMON STOCK  097023105  $ 2,212  27,000                       SOLE    27,000
Caterpillar Inc                       COMMON STOCK  149123101  $ 3,657  49,100                       SOLE    49,100
Chevron Corp                          COMMON STOCK  166764100  $ 3,109  50,100                       SOLE    50,100
Chicago Mercantile Exchange
   Holdings Inc                       COMMON STOCK  167760107  $ 1,351   2,750                       SOLE     2,750
Cisco Systems Inc                     COMMON STOCK  17275R102  $   278  14,225                       SOLE    14,225
Citigroup Inc                         COMMON STOCK  172967101  $ 3,455  71,613                       SOLE    71,613
Coca-Cola Co/The                      COMMON STOCK  191216100  $   215   5,000                       SOLE     5,000
ConocoPhillips                        COMMON STOCK  20825C104  $ 1,516  23,134                       SOLE    23,134
Consolidated Edison Inc               COMMON STOCK  209115104  $   214   4,820                       SOLE     4,820
Countrywide Financial Corp            COMMON STOCK  222372104  $   419  11,000                       SOLE    11,000
Cummins Inc                           COMMON STOCK  231021106  $ 1,039   8,500                       SOLE     8,500
Deere & Co                            COMMON STOCK  244199105  $ 1,616  19,350                       SOLE    19,350
DIAMONDS Trust Series I                   ETF       252787106  $ 3,711  33,200                       SOLE    33,200
Dow Chemical Co/The                   COMMON STOCK  260543103  $   562  14,400                       SOLE    14,400
Eagle Materials Inc                   COMMON STOCK  26969P108  $   214   4,500                       SOLE     4,500
eBay Inc                              COMMON STOCK  278642103  $   460  15,700                       SOLE    15,700
Electronic Arts Inc                   COMMON STOCK  285512109  $   215   5,000                       SOLE     5,000
Exxon Mobil Corp                      COMMON STOCK  30231G102  $ 4,333  70,620                       SOLE    70,620
Fannie Mae                            COMMON STOCK  313586109  $   241   5,000                       SOLE     5,000
FedEx Corp                            COMMON STOCK  31428X106  $ 3,234  27,675                       SOLE    27,675
Franklin Resources Inc                COMMON STOCK  354613101  $   217   2,500                       SOLE     2,500
General Electric Co                   COMMON STOCK  369604103  $ 1,676  50,836                       SOLE    50,836
Goldman Sachs Group Inc               COMMON STOCK  38141G104  $ 5,513  36,650                       SOLE    36,650
Google Inc                            COMMON STOCK  38259P508  $14,089  33,600                       SOLE    33,600
Government of Canada 121/24               Bond      016410357  $   400 400,000                       SOLE   400,000
Hewlett-Packard Co                    COMMON STOCK  428236103  $   325  10,250                       SOLE    10,250
Intel Corp                            COMMON STOCK  458140100  $   335  17,650                       SOLE    17,650
IntercontinentalExchange Inc          COMMON STOCK  45865V100  $   585  10,100                       SOLE    10,100
International Business Machines Corp  COMMON STOCK  459200101  $ 1,629  21,200                       SOLE    21,200
iShares Lehman 7-10 Year Treasury
   Bond Fund                              ETF       464287440  $   402   5,000                       SOLE     5,000
iShares MSCI EAFE Index Fund              ETF       464287465  $   294   4,500                       SOLE     4,500
iShares Russell 2000 Index Fund           ETF       464287655  $   430   6,000                       SOLE     6,000
Kellogg Co                            COMMON STOCK  487836108  $   242   5,000                       SOLE     5,000
Legg Mason Inc                        COMMON STOCK  524901105  $ 1,468  14,750                       SOLE    14,750
Lehman Brothers Holdings Inc          COMMON STOCK  524908100  $ 2,567  39,400                       SOLE    39,400
Merrill Lynch & Co Inc                COMMON STOCK  590188108  $ 1,294  18,600                       SOLE    18,600
Microsoft Corp                        COMMON STOCK  594918104  $   805  34,550                       SOLE    34,550
Monsanto Co                           COMMON STOCK  61166W101  $   210   5,000                       SOLE     5,000
Morgan Stanley                        COMMON STOCK  617446448  $   954  15,100                       SOLE    15,100
Nasdaq-100 Index Tracking Stock           ETF       631100104  $   485  12,500                       SOLE    12,500
Neomedia Technologies Inc             COMMON STOCK  640505103  $     2  10,000                       SOLE    10,000
New Century Financial Corp                REIT      6435EV108  $ 1,121  24,500                       SOLE    24,500
Newmont Mining Corp                   COMMON STOCK  651639106  $   265   5,000                       SOLE     5,000
Northrop Grumman Corp                 COMMON STOCK  666807102  $   384   6,000                       SOLE     6,000
Nucor Corp                            COMMON STOCK  670346105  $   366   6,750                       SOLE     6,750
NVR Inc                               COMMON STOCK  62944T105  $ 1,228   2,500                       SOLE     2,500
NYSE Group Inc                        COMMON STOCK  62949W103  $   479   7,000                       SOLE     7,000
Oil Service HOLDRs Trust                  ETF       678002106  $ 1,898  12,700                       SOLE    12,700
People's Bank/Bridgeport CT           COMMON STOCK  710198102  $ 1,082  32,929                       SOLE    32,929
Pfizer Inc                            COMMON STOCK  717081103  $   552  23,500                       SOLE    23,500
Phelps Dodge Corp                     COMMON STOCK  717265102  $ 2,793  34,000                       SOLE    34,000
PrimeWest Energy Trust                    UNIT      741930309  $   660  22,000                       SOLE    22,000
Procter & Gamble Co                   COMMON STOCK  742718109  $   992  17,850                       SOLE    17,850
Progressive Corp/The                  COMMON STOCK  743315103  $ 1,602  62,300                       SOLE    62,300
Qualcomm Inc                          COMMON STOCK  747525103  $   849  21,200                       SOLE    21,200
Raytheon Co                           COMMON STOCK  755111507  $   223   5,000                       SOLE     5,000
Rydex S&P Equal Weight ETF                ETF       78355W106  $ 5,085 118,500                       SOLE   118,500
SAN Juan Basin Royalty TR                TRUST      798241105  $ 1,198  30,770                       SOLE    30,770
Schlumberger Ltd                      COMMON STOCK  806857108  $ 2,871  44,100                       SOLE    44,100
Sears Holdings Corp                   COMMON STOCK  812350106  $   800   5,150                       SOLE     5,150
SPDR Trust Series 1                       ETF       78462F103  $21,121 166,010                       SOLE   166,010
Sunoco Inc                            COMMON STOCK  86764P109  $   208   3,000                       SOLE     3,000
Target Corp                           COMMON STOCK  87612E106  $   293   6,000                       SOLE     6,000
Texas Instruments Inc                 COMMON STOCK  882508104  $   986  32,550                       SOLE    32,550
Transocean Inc                        COMMON STOCK   2821287   $   482   6,000                       SOLE     6,000
Tyco International Ltd                COMMON STOCK  902124106  $   323  11,750                       SOLE    11,750
UAL Corp                              COMMON STOCK  902549807  $   853  27,500                       SOLE    27,500
Unilever NV                           COMMON STOCK  904784709  $   726  32,200                       SOLE    32,200
United States Steel Corp              COMMON STOCK  912909108  $   666   9,500                       SOLE     9,500
United Technologies Corp              COMMON STOCK  913017109  $ 2,378  37,500                       SOLE    37,500
UST Inc                               COMMON STOCK  902911106  $   870  19,250                       SOLE    19,250
Valero Energy Corp                    COMMON STOCK  91913Y100  $ 1,936  29,100                       SOLE    29,100
Verizon Communications Inc            COMMON STOCK  92343V104  $   315   9,400                       SOLE     9,400
Vornado Realty Trust                      REIT      929042109  $   888   9,100                       SOLE     9,100
Wal-Mart Stores Inc                   COMMON STOCK  931142103  $   959  19,902                       SOLE    19,902
Whole Foods Market Inc                COMMON STOCK  966837106  $   420   6,500                       SOLE     6,500
Wyeth                                 COMMON STOCK  983024100  $   226   5,100                       SOLE     5,100
Yahoo! Inc                            COMMON STOCK  984332106  $ 1,176  35,640                       SOLE    35,640